RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31, 2017	December 31, 2016
Accounts receivable
MTS Belarus, the Group's associate	4,835	2,273
Business Nedvizhimost, a subsidiary of Sistema	4,052	3,693
MTS Bank, the Group's associate	1,232	1,726
Zifrovoe TV, the Group's associate	702	50
Sitronics, a subsidiary of Sistema	317	—
Sitronics KASU, a former subsidiary of Sistema	—	51
Other related parties	222	301

Total accounts receivable, related parties	11,360	8,094

Less non-current portion	(2)	(3,693)
Accounts receivable, related parties—current	11,358	4,401

Accounts payable
MTS Belarus, the Group's associate	828	491
MTS Bank, the Group's associate	157	134
Business Nedvizhimost, a subsidiary of Sistema	60	32
Sitronics, a subsidiary of Sistema	9	—
Sitronics KASU, a former subsidiary of Sistema	—	36
Maxima, a subsidiary of Sistema	—	184
Other related parties	48	137

Total accounts payable, related parties	1,102	1,014

Schedule of advances provided to and certain investments held in related parties

        The Group provides advances to related parties which are summarized as follows:

	December 31, 2017	December 31, 2016
Advances for property, plant and equipment:
Kapstroi Telecom, a former subsidiary of Sistema	—	186
Other related parties	1	1

Total advances for property, plant and equipment	1	187

        The Group holds certain investments in related parties which are summarized as follows:

	December 31, 2017	December 31, 2016
Short-term investments
Sistema-Capital, a subsidiary of Sistema (assets management)	9,600	3,721
Promissory notes of Intellect Telecom, a subsidiary of Sistema	257	230
Loan receivable from Intellect Telecom, a subsidiary of Sistema	77	72
Deposits at MTS Bank, the Group's associate	67	33
Sistema International Funding S.A. Bonds due in 2019, a subsidiary of Sistema	57	65
Promissory notes of Sistema	—	574
Other loans receivable	6	—

Total short-term investments in related parties	10,064	4,695
Other investments
Promissory notes of Sistema	618	—
Loan receivable from MTS Bank, the Group's associate	—	2,116
Other	—	60

Total other investments to related parties	618	2,176

Other investments in shares
Sistema Venture Capital, a subsidiary of Sistema	117	117
Other investments	32	32

Total investments in shares of related parties	149	149

Schedule of operating transactions with related parties

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Revenues from related parties
MTS Bank, the Group's associate (telecommunication and call center services, bank cards distribution commission)	1,507	900	588
Zifrovoe TV, the Group's associate (subscriber acquisition services)	724	55	3
Sitronics, subsidiary of Sistema (construction of a fiber optic lines)	303	—	—
MTS Belarus, the Group's associate (roaming and interconnect services)	248	276	266
Detsky Mir, subsidiary of Sistema (telecommunication services)	188	129	64
Medsi Group, subsidiary of Sistema (telecommunication and call center services)	156	242	113
Sistema, parent company (consulting services)	19	83	61
Segezha Group, a subsidiary of Sistema (software supply)	10	149	—
Sitronics KASU, a former subsidiary of Sistema (construction of fiber optic lines, project management, software support)	5	40	8
NVision Group, a former subsidiary of Sistema (fixed line services)	—	—	119
Stream, a former Group's associate (SMS notifications)	—	—	141
Other related parties	189	304	121

Total revenues from related parties	3,349	2,178	1,484

Operating expenses incurred on transactions with related parties
MTS Bank, the Group's associate (commission related expenses)	2,259	347	61
Business Nedvizhimost, a subsidiary of Sistema (rent and sale of property)	821	246	224
AB Safety, a subsidiary of Sistema (security services)	302	271	212
Jet Air Group, subsidiary of Sistema (transportation services)	172	183	180
Maxima, a subsidiary of Sistema (advertising)	143	1,018	1,351
MTS Belarus, the Group's associate (roaming and interconnect services)	121	161	394
Elavius, a subsidiary of Sistema (transportation services)	11	159	328
Inturavtoservis, subsidiary of Sistema (transport services)	4	124	44
Rent-Nedvizhimost, a former subsidiary of Sistema (rent), merged with Business Nedvizhimost in 2016	—	308	776
Stream, a former Group's associate (content services)	—	—	2,132
NVision Group, a former subsidiary of Sistema (IT consulting)	—	—	575
Other related parties	220	297	301

Total operating expenses incurred on transactions with related parties	4,053	3,114	6,578

Schedule of finance income from related parties

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Finance income from related parties
Sistema-Capital, a subsidiary of Sistema (assets management)	369	128	—
Business Nedvizhimost, a subsidiary of Sistema	359	491	346
MTS Bank, the Group's associate	345	285	447
Zifrovoe TV, the Group's associate	70	12	—
Sistema, parent company	48	53	188
Other related parties	76	16	86

Total finance income from related parties	1,267	985	1,067